OPERATING SEGMENTS (Detail Textuals) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)
Disclosure of geographical areas [line items]
Number of operating segment | Segment	1
Israel
Disclosure of geographical areas [line items]
Intangible assets, net, not related to specific geographic area | $	$ 248	$ 246